Earnings Per Share (Details) - Schedule of earnings per share - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of earnings per share [Abstract]
Loss for the year (in Pounds)	£ (543,509)	£ (102,687)	£ (17,964)
Weighted average number of ordinary shares:
Basic weighted average number of ordinary shares	667,973,041	515,161,816	337,787,880
Dilutive effect of share options, Note 25
Dilutive effect of warrants, Note 23
Diluted weighted average number of ordinary shares	667,973,041	515,161,816	337,787,880
Basic loss per ordinary share (in Pounds per share)	£ (0.81)	£ (0.2)	£ (0.05)
Diluted loss per ordinary share (in Pounds per share)	£ (0.81)	£ (0.2)	£ (0.05)